CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	[1]	$ 156	$ 220
Accounts receivable (net of allowance for doubtful accounts of $5 and $4, respectively)	[1]	363	324
Accounts receivable from affiliates		8	0
Inventories	[1]	478	440
Prepaid expenses		23	24
Other current assets		61	49
Total current assets		1,089	1,057
Property, plant, and equipment and finance lease right-of-use asset, after accumulated depreciation and amortization	[1]	848	947
Operating Lease Right-of-Use Assets	[1]	30	38
Intangible assets, net	[1]	11	17
Investment in unconsolidated affiliates		101	104
Deferred income taxes		77	33
Other noncurrent assets		208	161
Total assets		2,364	2,357
Current liabilities:
Accounts payable	[1]	360	240
Accounts payable to affiliates		17	22
Accrued liabilities	[1]	125	118
Current operating lease liability		6	8
Current portion of debt	[1]	5	7
Total current liabilities		513	395
Long-term debt		949	950
Operating lease liability	[1]	28	33
Other noncurrent liabilities		285	338
Noncurrent payable to affiliates		21	17
Total liabilities		1,796	1,733
Commitments and contingencies
Equity
Ordinary shares $0.001 par value, 200 shares authorized, each, 107 and 107 issued and outstanding, respectively		0	0
Additional paid-in capital		1,337	1,330
Accumulated deficit		(460)	(383)
Accumulated other comprehensive loss		(314)	(329)
Total Venator Materials PLC shareholders' equity		563	618
Noncontrolling interest in subsidiaries		5	6
Total equity		568	624
Total liabilities and equity		$ 2,364	$ 2,357

[1]	At December 31, 2021 and 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $7 and $5 of accounts receivable, net; $2 each of inventories; $3 and $4 of property, plant and equipment, net; nil and $1 each of operating lease right-of-use assets; $5 and $8 of intangible assets, net; $3 and $2 each of accounts payable; $3 and $4 of accrued liabilities; and nil and $2 of current portion of debt. See "Note 9. Variable Interest Entities."